Note 11 - Non-trading financial assets mandatorily at fair value throug profit or loss (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non trading financial assets mandatory at fair value through profit or loss Abstract
Equity Instruments Mandatorily Measured At Fair Value	€ 4,133,000,000	€ 4,327,000,000	€ 3,095,000,000
Debt Securities At Fair Vale Mandatorily Measured At Fair Value	356,000,000	110,000,000	237,000,000
Loans And Advances To Customers Mandatorily Measured At Fair Value	709,000,000	1,120,000,000	1,803,000,000
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss	€ 5,198,000,000	€ 5,557,000,000	€ 5,135,000,000